Stock-based Compensation - Summary of Stock Option Activity for Option Awards Granted (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Shares, Vested and unvested expected to vest, Beginning Balance	901,882
Number of Shares Outstanding, Beginning Balance	906,194	333,106	63,518
Number of Shares, Granted	1,194,871	647,298	300,438
Number of Shares, Exercised			(4,021)
Number of Shares, Cancelled/forfeited/expired	(46,727)	(74,210)	(26,829)
Number of Shares Outstanding, Ending Balance	2,054,338	906,194	333,106	63,518
Number of Shares, Vested and unvested expected to vest, Ending Balance	1,899,759	901,882
Weighted Average Exercise Price Per Share, Vested and unvested expected to vest, Beginning Balance	$ 6.28
Weighted Average Exercise Price Per Share, Outstanding, Beginning Balance	6.29	$ 5.14	$ 4.97
Weighted Average Exercise Price Per Share, Granted	2.07	6.71	5.18
Weighted Average Exercise Price Per Share, Exercised			5.00
Weighted Average Exercise Price Per Share, Cancelled/forfeited/expired	4.33	4.77	5.20
Weighted Average Exercise Price Per Share, Outstanding, Ending Balance	3.88	6.29	$ 5.14	$ 4.97
Weighted Average Exercise Price Per Share, Vested and unvested expected to vest, Ending Balance	$ 4.01	$ 6.28
Average Remaining Contractual Term in Years, Outstanding	9 years 1 month 6 days	9 years	9 years 3 months 18 days	6 years 2 months 12 days
Average Remaining Contractual Term in Years, Vested and unvested expected to vest	9 years	8 years 10 months 24 days